Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 8,120,176	$ 7,741,386	$ 5,480,826
Ireland
Segment Reporting Information [Line Items]
Revenue	2,377,104	1,984,567	1,365,909
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	1,574,783	1,618,350	1,175,515
U.S.
Segment Reporting Information [Line Items]
Revenue	3,283,790	3,574,610	2,581,007
Other
Segment Reporting Information [Line Items]
Revenue	$ 884,499	$ 563,859	$ 358,395